DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2019	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
24.15% of Net Assets
Bertie County Limited Obligation	4.000%	06/01/2022	A1	$200,000	$214,080
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	155,235
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa1	125,000	134,281
Charlotte NC Certificates of Participation	5.000	06/01/2023	Aa1	625,000	709,606
Charlotte NC Certificates of Participation	5.000	12/01/2024	Aa2	250,000	294,278
Charlotte NC Certificates of Participation	4.000	06/01/2025	Aa1	300,000	326,409
Charlotte NC Certificates of Participation	5.000	12/01/2025	Aa2	100,000	120,380
Cumberland County NC Certificates of Participation	3.500	12/01/2020	Aa2	185,000	187,301
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3	100,000	100,421
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3	335,000	369,100
Durham NC Refunding	5.000	09/01/2022	Aaa	125,000	139,451
Jacksonville Public Facilities Corp Limited Obligation	5.000	04/01/2025	Aa3	100,000	118,263
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	220,550
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2	250,000	286,455
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1	225,000	225,029
Rockingham County NC Limited Obligation	5.000	04/01/2023	Aa3	250,000	282,333
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	115,745
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	189,512
Sampson County NC Limited Obligation	5.000	09/01/2024	A1	125,000	145,574
Sampson County NC Limited Obligation	5.000	09/01/2025	A1	125,000	148,655
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	254,864
Warren County NC Limited Obligation	5.000	06/01/2023	A1	100,000	112,804
					4,850,326

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
17.20% of Net Assets
East Carolina University	5.000	10/01/2027	Aa2	250,000	300,972
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	601,480
University of NC Charlotte	5.000	10/01/2025	Aa3	110,000	131,443
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	293,635
University of NC Greensboro	5.000	04/01/2025	A+*	10,000	10,666
University of NC Greensboro	5.000	04/01/2026	Aa3	250,000	302,800
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	484,480
University of NC Wilmington	4.000	06/01/2029	A1	750,000	836,993
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	222,218
Western Carolina University	5.000	10/01/2025	Aa3	225,000	269,627
					3,454,314
MUNICIPAL UTILITY REVENUE BONDS
15.17% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2027	Aa3	600,000	708,456
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	281,080
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	401,523
Gastonia NC Combined Utilities System	4.000	05/01/2023	Aa2	150,000	163,881
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	195,000	233,335
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	232,639
Mooresville NC Limited Obligation	5.000	11/01/2021	AA-*	350,000	378,571
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	A2	205,000	205,316
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	148,496
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa1	100,000	106,414
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	188,142
					3,047,853
SCHOOL IMPROVEMENT BONDS
12.22% of Net Assets
Cabarrus County NC Limited Obligation	5.000	04/01/2024	Aa2	350,000	406,472
Cabarrus County NC Limited Obligation	5.000	06/01/2025	Aa2	200,000	238,254
Cabarrus County NC Limited Obligation	5.000	04/01/2029	Aa2	200,000	240,488
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa3	250,000	284,278
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	298,398
Scotland County NC	5.000	12/01/2025	A*	270,000	321,654
Scotland County NC	5.000	12/01/2026	A*	250,000	302,895
Scotland County NC	5.000	12/01/2027	A*	140,000	172,157
Wilkes County NC Limited Obligation	5.000	06/01/2024	A1	165,000	191,138
					2,455,734

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2019	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
6.94% of Net Assets
Buncombe County NC Limited Obligation	5.000%	06/01/2028	Aa1	$500,000	$593,060
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1	170,000	180,766
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	319,418
Watauga NC Public FacillitiesCorporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	301,829
					1,395,073
PREREFUNDED BONDS
6.08% of Net Assets
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1	260,000	261,533
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1	240,000	241,416
Moore County NC	5.000	06/01/2021	Aa2	200,000	208,052
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2	150,000	150,393
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	155,000	155,476
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1	105,000	107,789
University of NC Greensboro	5.000	04/01/2025	NR	90,000	96,016
					1,220,675
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.27% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	267,363
NC Medical Care Duke University	5.000	06/01/2026	Aa2	165,000	182,066
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2024	A1	180,000	199,283
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A1	180,000	209,839
					858,551
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.94% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2025	A2	265,000	312,430
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2029	A2	120,000	139,355
North Carolina Turnpike Authority	5.000	01/01/2029	A2	285,000	338,696
					790,481
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.27% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa2	150,000	150,650
NC State Capital Improvement Obligation	5.000	05/01/2021	Aa1	350,000	363,178
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	142,193
					656,021
ESCROWED TO MATURITY BONDS
2.58% of Net Assets
NC Eastern Municipal Power Agency	5.000	01/01/2021	AAA@	125,000	132,706
NC Eastern Municipal Power Agency	6.000	01/01/2022	AAA@	125,000	139,945
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	246,429
					519,080
AD VALOREM PROPERTY BONDS
1.43% of Net Assets
Smithville Township NC	5.000	06/01/2024	A1	250,000	287,070

LEASE REVENUE BONDS
1.33% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	267,280

Total Investments 98.58% of Net Assets					$19,802,458

(cost $19,353,665) (See (a) below for further explanation)

Other assets in excess of liabilities 1.42%					285,747

Net Assets 100%					$20,088,205

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $19.353,665 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	452,390
Unrealized depreciation	(3,597)

Net unrealized appreciation	448,793

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2019

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2019.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$ ---
Level 2	Other Significant Observable Inputs	19,802,458
Level 3	Significant Unobservable Inputs	---

19,802,458

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.